Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
Columbia Capital Allocation Conservative Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	1.26%	1.05%	2.36%
Columbia Capital Allocation Conservative Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	4.46%	1.25%	2.08%
Columbia Capital Allocation Conservative Portfolio - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	6.60%	2.29%	3.11%
Columbia Capital Allocation Moderate Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	5.58%	4.33%	5.27%
Columbia Capital Allocation Moderate Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	10.23%	4.79%	5.11%
Columbia Capital Allocation Moderate Portfolio - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	12.33%	5.83%	6.16%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Average Annual Return, Percent	12.41%	5.89%	6.25%
Columbia Capital Allocation Aggressive Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	10.95%	7.74%	7.88%
Columbia Capital Allocation Aggressive Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	15.86%	8.21%	7.71%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	18.05%	9.29%	8.80%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Average Annual Return, Percent	18.22%	9.38%	8.90%
Columbia Capital Allocation Aggressive Portfolio - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	17.52%	8.75%	8.26%
Without Sales Load [Member] | Columbia Capital Allocation Conservative Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	6.33%	2.03%	2.86%
Without Sales Load [Member] | Columbia Capital Allocation Conservative Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	5.46%	1.25%	2.08%
Without Sales Load [Member] | Columbia Capital Allocation Moderate Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	12.03%	5.57%	5.90%
Without Sales Load [Member] | Columbia Capital Allocation Moderate Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	11.23%	4.79%	5.11%
Without Sales Load [Member] | Columbia Capital Allocation Aggressive Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	17.73%	9.02%	8.52%
Without Sales Load [Member] | Columbia Capital Allocation Aggressive Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	16.86%	8.21%	7.71%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	26.32%	14.60%	13.21%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
Blended Benchmark - 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index
Average Annual Return, Percent	6.46%	2.66%	3.56%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	12.25%	6.38%	6.65%
Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index
Average Annual Return, Percent	18.46%	10.07%	9.52%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	26.32%	14.60%	13.21%